UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.800321.103

AFBT-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
BIOTECHNOLOGY - 86.3%
Biotechnology - 86.3%
3SBio, Inc. ADR	11,700	$ 118,170
Acadia Pharmaceuticals, Inc. (a)	31,774	434,033
Acorda Therapeutics, Inc. (a)	5,600	138,768
Affymax, Inc.	7,800	276,588
Alexion Pharmaceuticals, Inc. (a)	44,000	1,841,840
Alkermes, Inc. (a)	41,640	684,145
Alnylam Pharmaceuticals, Inc. (a)	10,000	187,700
Altus Pharmaceuticals, Inc. (a)	6,212	92,000
Amgen, Inc. (a)	219,604	14,085,399
Amylin Pharmaceuticals, Inc. (a)	29,108	1,203,034
Arena Pharmaceuticals, Inc. (a)	10,800	140,724
ArQule, Inc. (a)	15,381	135,045
Biogen Idec, Inc. (a)	93,807	4,428,628
Celgene Corp. (a)	78,708	4,813,781
Cephalon, Inc. (a)	35,299	2,810,153
Combinatorx, Inc. (a)	6,900	42,159
Cougar Biotechnology, Inc. (a)	3,700	78,625
Cubist Pharmaceuticals, Inc. (a)	11,500	246,675
Cytokinetics, Inc. (a)	7,800	51,558
Cytos Biotechnology AG (a)	598	85,156
Dendreon Corp. (a)(d)	15,600	234,468
Dyax Corp. (a)	12,900	59,340
Encysive Pharmaceuticals, Inc. (a)	13,200	43,956
Enzon Pharmaceuticals, Inc. (a)	6,800	57,664
Genentech, Inc. (a)	63,000	5,039,370
Gilead Sciences, Inc. (a)	35,500	2,901,060
GTx, Inc. (a)	10,700	208,757
Halozyme Therapeutics, Inc. (a)	6,310	64,047
Human Genome Sciences, Inc. (a)	21,930	236,186
Infinity Pharmaceuticals, Inc. (a)	1,899	19,940
Isis Pharmaceuticals, Inc. (a)	19,000	194,370
Ligand Pharmaceuticals, Inc. Class B	10,400	70,824
MannKind Corp. (a)	23,300	338,782
Martek Biosciences (a)	7,400	159,766
Medarex, Inc. (a)	45,185	618,583
Momenta Pharmaceuticals, Inc. (a)	11,308	177,762
Myriad Genetics, Inc. (a)	15,605	570,363
Neurochem, Inc. (a)	1,300	15,016
Neurocrine Biosciences, Inc. (a)	16,065	204,507
Novacea, Inc.	4,500	39,060
Omrix Biopharmaceuticals, Inc.	5,600	198,800
ONYX Pharmaceuticals, Inc. (a)	11,700	313,092
OREXIGEN Therapeutics, Inc.	2,300	32,315
OSI Pharmaceuticals, Inc. (a)	43,500	1,509,450
PDL BioPharma, Inc. (a)	51,500	1,300,890
Pharmion Corp. (a)	4,866	147,391

	Shares	Value
Poniard Pharmaceuticals, Inc. (a)	8,500	$ 59,075
Regeneron Pharmaceuticals, Inc. (a)	22,499	611,973
Rosetta Genomics Ltd.	10,800	77,760
Sangamo Biosciences, Inc. (a)	800	5,944
Tanox, Inc. (a)	5,700	106,362
Theravance, Inc. (a)	15,000	496,950
Trubion Pharmaceuticals, Inc.	4,700	80,558
United Therapeutics Corp. (a)	4,903	274,127
Vanda Pharmaceuticals, Inc.	6,331	136,180
Vertex Pharmaceuticals, Inc. (a)	51,700	1,589,258
ViaCell, Inc. (a)	500	3,130
Zymogenetics, Inc. (a)	12,400	185,504
		50,276,761
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Other Diversifed Financial Services - 0.1%
Ithaka Acquisition Corp. (a)	11,500	63,595
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
Health Care Equipment - 1.6%
Clinical Data, Inc. (a)	6,798	149,624
Gen-Probe, Inc. (a)	4,723	241,393
Quidel Corp. (a)	39,800	556,404
		947,421
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Oracle Healthcare Acquisition Corp. unit	9,600	82,368
LIFE SCIENCES TOOLS & SERVICES - 3.2%
Life Sciences Tools & Services - 3.2%
Advanced Magnetics, Inc. (a)	3,915	257,607
Applera Corp. - Celera Genomics Group (a)	31,700	443,800
Exelixis, Inc. (a)	39,500	424,230
Medivation, Inc. (a)	6,495	127,302
QIAGEN NV (a)	31,800	563,814
Ventana Medical Systems, Inc. (a)	1,100	53,449
		1,870,202
PHARMACEUTICALS - 8.2%
Pharmaceuticals - 8.2%
Akorn, Inc. (a)	125,679	909,916
Alexza Pharmaceuticals, Inc.	5,100	55,029
Auxilium Pharmaceuticals, Inc. (a)	21,700	322,462
Cardiome Pharma Corp. (a)	2,600	24,310
Catalyst Pharmaceutical Partners, Inc.	28,400	110,760
Cypress Bioscience, Inc. (a)	19,200	174,912
Elan Corp. PLC sponsored ADR (a)	67,400	935,512
Sepracor, Inc. (a)	22,096	1,186,113
Xenoport, Inc. (a)	25,000	1,071,750
		4,790,764
TOTAL COMMON STOCKS (Cost $55,963,248)		58,031,111
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	436,976	$ 436,976
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	199,950	199,950
TOTAL MONEY MARKET FUNDS (Cost $636,926)		636,926
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $56,600,174)	58,668,037
NET OTHER ASSETS - (0.7)%	(411,602)
NET ASSETS - 100%	$ 58,256,435
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,379
Fidelity Securities Lending Cash Central Fund	25,664
Total	$ 46,043
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $57,293,100. Net unrealized appreciation aggregated $1,374,937, of which $5,516,812 related to appreciated investment securities and $4,141,875 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Communications Equipment Fund
(formerly Fidelity ® Advisor Developing Communications Fund)

Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.800324.103

AFDC-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Diversified Commercial & Professional Services - 1.1%
Tele Atlas NV (a)	5,400	$ 111,270
COMMUNICATIONS EQUIPMENT - 80.1%
Communications Equipment - 80.1%
3Com Corp. (a)	7,700	31,031
Acme Packet, Inc.	100	1,351
ADC Telecommunications, Inc. (a)	2,900	53,360
Adtran, Inc.	3,083	78,462
ADVA AG Optical Networking (a)	7,013	72,636
Alcatel-Lucent SA sponsored ADR	8,803	116,640
Alvarion Ltd. (a)	3,200	26,304
AudioCodes Ltd. (a)	20,500	137,350
Avanex Corp. (a)	11,600	20,416
Bookham, Inc. (a)	18,772	42,988
Carrier Access Corp. (a)	3,100	14,911
Ceragon Networks Ltd. (a)	100	694
Ciena Corp. (a)	5,607	163,500
Cisco Systems, Inc. (a)	34,500	922,530
Comtech Group, Inc. (a)	7,601	134,082
Comverse Technology, Inc. (a)	25,306	573,940
Corning, Inc. (a)	20,900	495,748
ECI Telecom Ltd. (a)	5,700	47,652
F5 Networks, Inc. (a)	5,100	391,578
Foundry Networks, Inc. (a)	6,900	104,328
Foxconn International Holdings Ltd. (a)	2,000	6,059
Harris Stratex Networks, Inc. (a)	3,075	61,316
Ixia (a)	2,963	25,423
JDS Uniphase Corp. (a)	4,600	75,808
Juniper Networks, Inc. (a)	20,150	450,554
Motorola, Inc.	17,500	303,275
Opnext, Inc.	500	6,710
Orckit Communications Ltd. (a)	3,800	39,938
Powerwave Technologies, Inc. (a)	69,500	432,985
QUALCOMM, Inc.	54,400	2,382,716
Research In Motion Ltd. (a)	4,940	650,005
Riverbed Technology, Inc.	2,300	73,393
Riverstone Networks, Inc. (a)	30,300	0
Sonus Networks, Inc. (a)	34,704	268,262
Symmetricom, Inc. (a)	8,145	66,545
		8,272,490
COMPUTERS & PERIPHERALS - 1.5%
Computer Hardware - 1.2%
Compal Electronics, Inc.	5,670	5,174
Concurrent Computer Corp. (a)	77,917	119,992
NEC Corp. sponsored ADR	90	481
		125,647
Computer Storage & Peripherals - 0.3%
SanDisk Corp. (a)	610	26,505
TOTAL COMPUTERS & PERIPHERALS		152,152

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Alternative Carriers - 0.3%
Aruba Networks, Inc.	100	$ 1,367
Level 3 Communications, Inc. (a)	5,900	32,804
		34,171
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Energy Conversion Devices, Inc. (a)	300	10,623
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
Electronic Equipment & Instruments - 0.7%
Chi Mei Optoelectronics Corp.	7,911	8,917
HannStar Display Corp. (a)	58,000	11,038
Nippon Electric Glass Co. Ltd.	3,000	51,350
		71,305
Electronic Manufacturing Services - 0.3%
Molex, Inc.	500	14,940
Trimble Navigation Ltd. (a)	600	17,208
		32,148
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		103,453
INTERNET SOFTWARE & SERVICES - 1.9%
Internet Software & Services - 1.9%
Openwave Systems, Inc. (a)	18,107	133,086
RADVision Ltd. (a)	3,050	67,436
		200,522
MEDIA - 0.0%
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	104	462
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.0%
Semiconductor Equipment - 0.3%
EMCORE Corp. (a)	5,800	28,710
Semiconductors - 6.7%
Actel Corp. (a)	451	6,603
Altera Corp.	2,500	56,350
AMIS Holdings, Inc. (a)	5,900	68,440
Applied Micro Circuits Corp. (a)	11,032	31,000
Broadcom Corp. Class A (a)	1,300	42,315
Conexant Systems, Inc. (a)	12,800	19,840
Cree, Inc. (a)	1,100	22,440
CSR PLC (a)	2,000	30,672
Exar Corp. (a)	143	1,928
Hittite Microwave Corp. (a)	600	27,108
Intersil Corp. Class A	2,000	59,580
Marvell Technology Group Ltd. (a)	1,200	19,356
Microsemi Corp. (a)	449	10,376
Mindspeed Technologies, Inc. (a)	12,509	28,145
MIPS Technologies, Inc. (a)	1,398	11,995
Netlogic Microsystems, Inc. (a)	1,400	43,064
Pericom Semiconductor Corp. (a)	1,700	17,017
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Pixelplus Co. Ltd. sponsored ADR (a)	3,600	$ 4,140
PLX Technology, Inc. (a)	1,400	14,700
PMC-Sierra, Inc. (a)	3,100	23,963
RF Micro Devices, Inc. (a)	2,400	15,000
Silicon Motion Technology Corp. sponsored ADR (a)	1,800	43,668
Silicon Storage Technology, Inc. (a)	1,200	4,944
SiRF Technology Holdings, Inc. (a)	200	4,852
Soitec SA (a)	2,100	49,805
Transmeta Corp. (a)	5,800	2,912
Vimicro International Corp. sponsored ADR (a)	600	3,324
Xilinx, Inc.	1,000	29,480
		693,017
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		721,727
SOFTWARE - 5.0%
Application Software - 2.2%
NAVTEQ Corp. (a)	2,100	74,256
Ulticom, Inc. (a)	17,898	153,028
		227,284
Home Entertainment Software - 0.4%
Ubisoft Entertainment SA (a)	800	39,846
Systems Software - 2.4%
Allot Communications Ltd.	300	2,316
Sandvine Corp. (U.K.)	57,300	245,177
		247,493
TOTAL SOFTWARE		514,623

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	300	$ 23,025
TOTAL COMMON STOCKS (Cost $10,399,668)		10,144,518
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	18,870
Money Market Funds - 1.8%
Shares
Fidelity Cash Central Fund, 5.29% (b) (Cost $182,842)	182,842	182,842
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $10,602,510)	10,346,230
NET OTHER ASSETS - (0.2)%	(15,940)
NET ASSETS - 100%	$ 10,330,290
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,223
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $10,715,891. Net unrealized depreciation aggregated $369,661, of which $978,732 related to appreciated investment securities and $1,348,393 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

(formerly Fidelity Advisor Consumer Industries Fund)

April 30, 2007

1.800322.103

AFCI-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
AUTOMOBILES - 1.2%
Automobile Manufacturers - 0.9%
Renault SA	2,600	$ 339,611
Toyota Motor Corp. sponsored ADR	2,000	242,840
		582,451
Motorcycle Manufacturers - 0.3%
Harley-Davidson, Inc.	2,400	151,968
TOTAL AUTOMOBILES		734,419
COMPUTERS & PERIPHERALS - 1.1%
Computer Hardware - 1.1%
Hewlett-Packard Co.	16,600	699,524
DIVERSIFIED CONSUMER SERVICES - 1.8%
Specialized Consumer Services - 1.8%
Sotheby's Class A (ltd. vtg.)	22,000	1,135,640
DIVERSIFIED FINANCIAL SERVICES - 1.4%
Specialized Finance - 1.4%
Moody's Corp.	13,700	905,844
FOOD & STAPLES RETAILING - 0.8%
Food Retail - 0.8%
Tesco PLC Sponsored ADR	18,700	517,055
HOTELS, RESTAURANTS & LEISURE - 16.0%
Casinos & Gaming - 6.3%
Aristocrat Leisure Ltd.	12,176	167,852
Bally Technologies, Inc. (a)(d)	24,167	565,508
Boyd Gaming Corp.	12,200	555,100
International Game Technology	23,800	907,732
Las Vegas Sands Corp. (a)	8,800	749,672
Penn National Gaming, Inc. (a)	12,600	609,084
Wynn Resorts Ltd.	3,600	367,956
		3,922,904
Hotels, Resorts & Cruise Lines - 4.4%
Accor SA	10,400	986,049
Carnival Corp. unit	9,900	484,011
Hilton Hotels Corp.	23,700	805,800
Starwood Hotels & Resorts Worldwide, Inc.	7,200	482,544
		2,758,404
Restaurants - 5.3%
Applebee's International, Inc.	11,900	323,442
McDonald's Corp.	58,200	2,809,896
Tim Hortons, Inc.	6,265	197,535
		3,330,873
TOTAL HOTELS, RESTAURANTS & LEISURE		10,012,181
HOUSEHOLD DURABLES - 1.4%
Homebuilding - 0.8%
Centex Corp.	3,500	156,695

	Shares	Value
D.R. Horton, Inc.	7,700	$ 170,786
Toll Brothers, Inc. (a)	5,500	163,790
		491,271
Household Appliances - 0.6%
Whirlpool Corp.	3,500	371,105
TOTAL HOUSEHOLD DURABLES		862,376
INTERNET & CATALOG RETAIL - 0.6%
Internet Retail - 0.6%
Blue Nile, Inc. (a)(d)	7,600	357,656
INTERNET SOFTWARE & SERVICES - 2.3%
Internet Software & Services - 2.3%
Google, Inc. Class A (sub. vtg.) (a)	2,700	1,272,726
LoopNet, Inc.	10,200	186,966
		1,459,692
MEDIA - 24.5%
Advertising - 0.5%
National CineMedia, Inc.	5,600	147,224
Omnicom Group, Inc.	1,500	157,065
		304,289
Broadcasting & Cable TV - 7.2%
Clear Channel Communications, Inc.	20,600	729,858
Comcast Corp. Class A (a)	111,050	2,960,593
Grupo Televisa SA de CV (CPO) sponsored ADR	23,800	667,590
Liberty Media Holding Corp. - Capital Series A (a)	1,400	158,158
		4,516,199
Movies & Entertainment - 11.4%
Cinemark Holdings, Inc.	8,600	162,540
Live Nation, Inc. (a)	4,300	87,247
News Corp.:
Class A	116,684	2,612,555
Class B	6,100	146,400
Regal Entertainment Group Class A	6,800	147,900
The Walt Disney Co.	9,500	332,310
Time Warner, Inc.	164,400	3,391,571
Viacom, Inc. Class B (non-vtg.) (a)	5,300	218,625
		7,099,148
Publishing - 5.4%
Getty Images, Inc. (a)	6,300	327,600
McGraw-Hill Companies, Inc.	25,600	1,677,568
R.H. Donnelley Corp.	17,600	1,374,384
		3,379,552
TOTAL MEDIA		15,299,188
MULTILINE RETAIL - 17.2%
Department Stores - 12.0%
Federated Department Stores, Inc.	69,400	3,048,048
JCPenney Co., Inc.	21,600	1,708,344
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - CONTINUED
Department Stores - continued
Nordstrom, Inc. (d)	29,700	$ 1,631,124
Saks, Inc.	15,100	316,194
Sears Holdings Corp. (a)	4,100	782,731
		7,486,441
General Merchandise Stores - 5.2%
Family Dollar Stores, Inc.	20,600	655,904
Lojas Americanas SA	15,000	951
Target Corp.	43,400	2,576,658
		3,233,513
TOTAL MULTILINE RETAIL		10,719,954
PERSONAL PRODUCTS - 1.2%
Personal Products - 1.2%
Bare Escentuals, Inc.	18,500	747,955
SPECIALTY RETAIL - 21.7%
Apparel Retail - 6.0%
Abercrombie & Fitch Co. Class A	6,400	522,624
Casual Male Retail Group, Inc. (a)(d)	19,900	229,049
Gymboree Corp. (a)	4,000	152,720
Ross Stores, Inc.	20,400	676,260
TJX Companies, Inc.	35,548	991,434
Urban Outfitters, Inc. (a)	32,400	834,624
Zumiez, Inc. (a)	9,200	363,032
		3,769,743
Computer & Electronics Retail - 2.9%
Best Buy Co., Inc.	21,006	979,930
RadioShack Corp.	27,700	805,239
		1,785,169
Home Improvement Retail - 6.7%
Home Depot, Inc.	79,233	3,000,554
Lowe's Companies, Inc.	27,800	849,568
Sherwin-Williams Co.	4,900	312,473
		4,162,595
Homefurnishing Retail - 0.5%
Williams-Sonoma, Inc.	9,100	320,502
Specialty Stores - 5.6%
OfficeMax, Inc.	9,100	447,902
PETsMART, Inc.	18,500	614,015
Staples, Inc.	60,738	1,506,302
Tiffany & Co., Inc. (d)	19,800	944,262
		3,512,481
TOTAL SPECIALTY RETAIL		13,550,490

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 8.2%
Apparel, Accessories & Luxury Goods - 4.9%
Coach, Inc. (a)	32,900	$ 1,606,507
Luxottica Group Spa	10,300	356,792
Polo Ralph Lauren Corp. Class A	11,800	1,086,898
		3,050,197
Footwear - 3.3%
Deckers Outdoor Corp. (a)	8,748	662,486
Iconix Brand Group, Inc. (a)	25,100	505,263
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	27,900	876,060
		2,043,809
TOTAL TEXTILES, APPAREL & LUXURY GOODS		5,094,006
TOTAL COMMON STOCKS (Cost $53,982,294)		62,095,980
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 5.29% (b)	456,755	456,755
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	3,352,600	3,352,600
TOTAL MONEY MARKET FUNDS (Cost $3,809,355)		3,809,355
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $57,791,649)	65,905,335
NET OTHER ASSETS - (5.5)%	(3,431,321)
NET ASSETS - 100%	$ 62,474,014
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,206
Fidelity Securities Lending Cash Central Fund	6,338
Total	$ 49,544
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $57,825,185. Net unrealized appreciation aggregated $8,080,150, of which $8,773,380 related to appreciated investment securities and $693,230 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity ® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.800325.103

AFEL-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.9%
	Shares	Value
CAPITAL MARKETS - 0.4%
Asset Management & Custody Banks - 0.1%
Harris & Harris Group, Inc. (a)	2,402	$ 32,139
Diversified Capital Markets - 0.1%
Indochina Capital Vietnam Holdings Ltd.	4,600	42,412
Investment Banking & Brokerage - 0.2%
REXCAPITAL Financial Holdings Ltd. (a)	525,000	44,966
TOTAL CAPITAL MARKETS		119,517
CHEMICALS - 1.0%
Specialty Chemicals - 1.0%
Nanophase Technologies Corp. (a)	13,070	87,177
Nitto Denko Corp.	1,300	57,382
Tokuyama Corp.	4,000	59,978
Wacker Chemie AG	500	91,496
		296,033
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Diversified Commercial & Professional Services - 0.7%
Arrowhead Research Corp. (a)	33,700	217,028
COMMUNICATIONS EQUIPMENT - 1.7%
Communications Equipment - 1.7%
Alcatel-Lucent SA sponsored ADR	8,800	116,600
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	10,603	85,884
Nokia Corp. sponsored ADR	5,100	128,775
QUALCOMM, Inc.	1,600	70,080
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,200	122,144
		523,483
COMPUTERS & PERIPHERALS - 1.3%
Computer Hardware - 0.3%
Dell, Inc. (a)	1,900	47,899
Foxconn Technology Co. Ltd.	5,000	47,350
		95,249
Computer Storage & Peripherals - 1.0%
SanDisk Corp. (a)	6,300	273,735
STEC, Inc. (a)	4,400	35,376
		309,111
TOTAL COMPUTERS & PERIPHERALS		404,360
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Evergreen Solar, Inc. (a)	20,800	203,216
ELECTRONIC EQUIPMENT & INSTRUMENTS - 10.4%
Electronic Equipment & Instruments - 2.3%
AU Optronics Corp. sponsored ADR	6,500	103,415
LG.Philips LCD Co. Ltd. sponsored ADR (a)	17,000	343,570

	Shares	Value
Littelfuse, Inc. (a)	2,300	$ 92,253
Motech Industries, Inc.	5,000	62,058
Murata Manufacturing Co. Ltd.	600	44,222
Nidec Corp.	1,000	63,096
		708,614
Electronic Manufacturing Services - 1.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	49,000	325,779
Jabil Circuit, Inc.	9,700	226,010
		551,789
Technology Distributors - 6.3%
Arrow Electronics, Inc. (a)	28,800	1,138,176
Avnet, Inc. (a)	16,900	691,210
Wolfson Microelectronics PLC (a)	18,200	112,263
		1,941,649
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,202,052
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 84.8%
Semiconductor Equipment - 15.7%
Applied Materials, Inc.	51,700	993,674
ASML Holding NV (NY Shares) (a)	2,100	57,225
Cymer, Inc. (a)	6,300	255,213
Eagle Test Systems, Inc.	8,200	141,614
Entegris, Inc. (a)	15,200	178,144
FormFactor, Inc. (a)	7,800	322,062
Greatek Electronics, Inc.	30,000	46,105
KLA-Tencor Corp.	14,990	832,695
Lam Research Corp. (a)	11,830	636,217
MEMC Electronic Materials, Inc. (a)	13,300	729,904
Tessera Technologies, Inc. (a)	4,000	171,160
Topco Scientific Co. Ltd.	17,000	38,373
Varian Semiconductor Equipment Associates, Inc. (a)	4,100	272,076
Verigy Ltd.	6,500	164,255
		4,838,717
Semiconductors - 69.1%
Advanced Analogic Technologies, Inc. (a)	7,800	63,258
Advanced Micro Devices, Inc. (a)	57,000	787,740
Advanced Semiconductor Engineering, Inc. sponsored ADR (a)	8,200	47,642
Altera Corp.	32,100	723,534
Analog Devices, Inc.	34,750	1,342,045
Applied Micro Circuits Corp. (a)	34,100	95,821
ARM Holdings PLC sponsored ADR	41,300	329,574
Atheros Communications, Inc. (a)	5,000	133,950
Atmel Corp. (a)	39,100	208,012
Broadcom Corp. Class A (a)	53,300	1,734,915
Cirrus Logic, Inc. (a)	5,100	42,228
Cree, Inc. (a)	5,100	104,040
Fairchild Semiconductor International, Inc. (a)	6,600	116,160
Global Mixed-Mode Tech, Inc.	5,000	47,275
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Himax Technologies, Inc. sponsored ADR	17,100	$ 100,377
Hittite Microwave Corp. (a)	5,000	225,900
Ikanos Communications, Inc. (a)	4,800	37,104
Infineon Technologies AG sponsored ADR (a)	6,700	104,051
Intel Corp.	210,190	4,519,087
Intersil Corp. Class A	12,600	375,354
Linear Technology Corp.	27,500	1,029,050
LSI Logic Corp. (a)	53,200	452,200
Marvell Technology Group Ltd. (a)	81,100	1,308,143
Maxim Integrated Products, Inc.	47,600	1,509,872
Microchip Technology, Inc.	1,200	48,408
Micron Technology, Inc. (a)	8,200	94,054
Mindspeed Technologies, Inc. (a)	16,400	36,900
National Semiconductor Corp.	46,920	1,233,996
ON Semiconductor Corp. (a)	50,000	535,500
Power Integrations, Inc. (a)	5,500	142,175
Richtek Technology Corp.	6,000	62,313
Samsung Electronics Co. Ltd.	200	122,312
Semtech Corp. (a)	8,100	116,802
Silicon Laboratories, Inc. (a)	5,700	187,017
Soitec SA (a)	6,900	163,646
Siliconware Precision Industries Co. Ltd. sponsored ADR	42,512	412,366
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	33,899	357,295
Texas Instruments, Inc.	37,700	1,295,749
Volterra Semiconductor Corp. (a)	25,000	395,250
Xilinx, Inc.	23,700	698,676
		21,339,791
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		26,178,508
TOTAL COMMON STOCKS (Cost $30,996,628)		31,144,197
Convertible Bonds - 0.3%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
Evergreen Solar, Inc. 4.375% 7/1/12 (Cost $85,650)	$ 60,000	$ 84,600
Money Market Funds - 1.5%
Shares
Fidelity Cash Central Fund, 5.29% (b) (Cost $468,039)	468,039	468,039
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $31,550,317)	31,696,836
NET OTHER ASSETS - (2.7)%	(837,408)
NET ASSETS - 100%	$ 30,859,428
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,334
Fidelity Securities Lending Cash Central Fund	11,432
Total	$ 57,766
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $31,803,758. Net unrealized depreciation aggregated $106,922, of which $2,808,725 related to appreciated investment securities and $2,915,647 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Energy Fund
(formerly Fidelity® Advisor Natural Resources Fund)
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.800328.103

ANR-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	20,400	$ 706,452
Fluor Corp.	16,200	1,549,044
Jacobs Engineering Group, Inc. (a)	101,800	5,133,774
		7,389,270
ELECTRICAL EQUIPMENT - 1.9%
Electrical Components & Equipment - 0.0%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	15,700	569,596
Heavy Electrical Equipment - 1.9%
Suzlon Energy Ltd.	71,698	2,074,342
Vestas Wind Systems AS (a)	204,800	13,466,281
		15,540,623
TOTAL ELECTRICAL EQUIPMENT		16,110,219
ENERGY EQUIPMENT & SERVICES - 30.0%
Oil & Gas Drilling - 10.9%
Diamond Offshore Drilling, Inc.	197,200	16,880,320
GlobalSantaFe Corp.	307,600	19,664,868
Noble Corp.	268,200	22,585,122
Pride International, Inc. (a)	410,400	13,465,224
Transocean, Inc. (a)	206,800	17,826,160
		90,421,694
Oil & Gas Equipment & Services - 19.1%
Baker Hughes, Inc.	155,550	12,504,665
Cameron International Corp. (a)	60,100	3,880,657
Grant Prideco, Inc. (a)	41,100	2,118,294
Halliburton Co.	321,700	10,220,409
Hanover Compressor Co. (a)	95,000	2,054,850
National Oilwell Varco, Inc. (a)	399,932	33,934,230
Oceaneering International, Inc. (a)	63,500	3,018,790
Schlumberger Ltd. (NY Shares)	716,000	52,862,280
Smith International, Inc.	335,427	17,589,792
Superior Energy Services, Inc. (a)	198,500	7,211,505
Universal Compression Holdings, Inc. (a)	31,400	2,090,298
W-H Energy Services, Inc. (a)	74,400	4,025,784
Weatherford International Ltd. (a)	136,000	7,138,640
		158,650,194
TOTAL ENERGY EQUIPMENT & SERVICES		249,071,888

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 67.1%
Coal & Consumable Fuels - 2.5%
Arch Coal, Inc.	105,000	$ 3,787,350
CONSOL Energy, Inc.	189,900	7,951,113
Foundation Coal Holdings, Inc.	24,600	968,994
Peabody Energy Corp.	164,600	7,897,508
		20,604,965
Integrated Oil & Gas - 27.4%
Chevron Corp. (d)	358,356	27,876,513
ConocoPhillips	691,838	47,978,965
Exxon Mobil Corp.	1,419,228	112,658,317
Hess Corp.	135,900	7,712,325
Marathon Oil Corp.	88,700	9,007,485
Occidental Petroleum Corp.	260,900	13,227,630
Petroleo Brasileiro SA Petrobras sponsored ADR	54,500	5,517,035
Suncor Energy, Inc.	48,000	3,851,158
		227,829,428
Oil & Gas Exploration & Production - 24.8%
Aurora Oil & Gas Corp. (a)	310,900	817,667
Cabot Oil & Gas Corp.	699,000	25,457,580
Canadian Natural Resources Ltd.	33,700	2,008,215
Chesapeake Energy Corp. (d)	581,500	19,625,625
EOG Resources, Inc.	312,100	22,920,624
Forest Oil Corp. (a)	24,200	852,808
Goodrich Petroleum Corp.	13,000	456,690
Mariner Energy, Inc. (a)	34,210	771,436
Newfield Exploration Co. (a)	51,100	2,235,625
Noble Energy, Inc.	79,200	4,657,752
Petrohawk Energy Corp. (a)	316,500	4,573,425
Plains Exploration & Production Co. (a)	317,300	14,909,927
Quicksilver Resources, Inc. (a)	258,450	10,818,717
Range Resources Corp.	930,227	33,999,797
Talisman Energy, Inc.	154,800	2,937,281
Ultra Petroleum Corp. (a)	546,500	30,997,480
W&T Offshore, Inc.	119,500	3,626,825
Western Oil Sands, Inc. Class A (a)	79,000	2,566,664
XTO Energy, Inc.	410,400	22,272,408
		206,506,546
Oil & Gas Refining & Marketing - 10.5%
Petroplus Holdings AG	11,036	913,690
Sunoco, Inc.	164,500	12,424,685
Tesoro Corp.	50,900	6,169,080
Valero Energy Corp.	946,048	66,440,951
Western Refining, Inc.	22,400	887,488
		86,835,894
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - 1.9%
Williams Companies, Inc.	528,277	$ 15,584,172
TOTAL OIL, GAS & CONSUMABLE FUELS		557,361,005
TOTAL COMMON STOCKS (Cost $600,635,527)		829,932,382
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 5.29% (b)	3,440,841	3,440,841
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	40,849,125	40,849,125
TOTAL MONEY MARKET FUNDS (Cost $44,289,966)		44,289,966
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $644,925,493)	874,222,348
NET OTHER ASSETS - (5.2)%	(43,118,963)
NET ASSETS - 100%	$ 831,103,385
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 232,632
Fidelity Securities Lending Cash Central Fund	60,838
Total	$ 293,470
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $646,848,859. Net unrealized appreciation aggregated $227,373,489, of which $228,276,254 related to appreciated investment securities and $902,765 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.800326.103

AFFS-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CAPITAL MARKETS - 18.0%
Asset Management & Custody Banks - 7.1%
Affiliated Managers Group, Inc. (a)(d)	18,900	$ 2,223,207
American Capital Strategies Ltd. (d)	34,700	1,689,196
EFG International	10,270	463,398
Fortress Investment Group LLC	69,100	2,004,591
Franklin Resources, Inc.	42,900	5,633,199
Investors Financial Services Corp.	71,900	4,449,172
Julius Baer Holding AG (Bearer)	30,798	2,164,797
KKR Private Equity Investors, LP	23,000	561,200
KKR Private Equity Investors, LP Restricted Depositary Units (e)	37,100	905,240
State Street Corp.	82,000	5,647,340
T. Rowe Price Group, Inc.	35,600	1,768,608
		27,509,948
Diversified Capital Markets - 1.2%
Credit Suisse Group sponsored ADR	26,100	2,048,850
UBS AG (NY Shares)	38,800	2,518,120
		4,566,970
Investment Banking & Brokerage - 9.7%
Charles Schwab Corp.	176,000	3,365,120
E*TRADE Financial Corp.	47,700	1,053,216
Goldman Sachs Group, Inc.	18,400	4,022,424
Lazard Ltd. Class A	74,300	4,023,345
MarketAxess Holdings, Inc. (a)	74,242	1,216,084
Merrill Lynch & Co., Inc.	136,100	12,280,303
Morgan Stanley	119,100	10,005,591
optionsXpress Holdings, Inc.	58,900	1,453,652
		37,419,735
TOTAL CAPITAL MARKETS		69,496,653
COMMERCIAL BANKS - 15.7%
Diversified Banks - 11.2%
Banco Bilbao Vizcaya Argentaria SA	125,200	2,997,288
ICICI Bank Ltd. sponsored ADR (d)	22,500	920,700
Kookmin Bank sponsored ADR	8,300	745,506
Mizrahi Tefahot Bank Ltd.	96,900	722,179
U.S. Bancorp, Delaware	137,900	4,736,865
Unicredito Italiano Spa	406,000	4,199,529
Wachovia Corp.	207,598	11,529,993
Wells Fargo & Co.	493,000	17,693,770
		43,545,830
Regional Banks - 4.5%
Cathay General Bancorp	61,916	2,030,226
Center Financial Corp., California	57,600	942,336
Colonial Bancgroup, Inc.	82,000	1,972,920
Commerce Bancorp, Inc.	32,000	1,070,080
Nara Bancorp, Inc.	36,359	600,287
PNC Financial Services Group, Inc.	90,800	6,728,280
SVB Financial Group (a)	49,978	2,559,873

	Shares	Value
Wintrust Financial Corp.	2,800	$ 120,344
Zions Bancorp	15,500	1,267,900
		17,292,246
TOTAL COMMERCIAL BANKS		60,838,076
CONSUMER FINANCE - 3.8%
Consumer Finance - 3.8%
American Express Co.	145,800	8,845,686
Capital One Financial Corp. (d)	57,830	4,294,456
Dollar Financial Corp. (a)	46,862	1,365,559
		14,505,701
DIVERSIFIED FINANCIAL SERVICES - 16.0%
Other Diversifed Financial Services - 15.3%
Bank of America Corp.	367,672	18,714,505
Citigroup, Inc.	368,669	19,768,032
JPMorgan Chase & Co.	394,294	20,542,717
		59,025,254
Specialized Finance - 0.7%
CBOT Holdings, Inc. Class A (a)	4,600	867,882
Chicago Mercantile Exchange Holdings, Inc. Class A	3,600	1,860,300
		2,728,182
TOTAL DIVERSIFIED FINANCIAL SERVICES		61,753,436
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
D.R. Horton, Inc.	200	4,436
INSURANCE - 29.9%
Insurance Brokers - 1.3%
Hilb Rogal & Hobbs Co.	40,100	1,742,345
National Financial Partners Corp. (d)	49,200	2,266,644
Willis Group Holdings Ltd.	20,740	850,755
		4,859,744
Life & Health Insurance - 5.0%
AFLAC, Inc.	78,400	4,025,056
MetLife, Inc.	142,000	9,329,400
Prudential Financial, Inc.	63,700	6,051,500
		19,405,956
Multi-Line Insurance - 8.2%
American International Group, Inc.	350,160	24,479,685
Hartford Financial Services Group, Inc.	71,700	7,256,040
		31,735,725
Property & Casualty Insurance - 6.8%
ACE Ltd.	170,200	10,120,092
Allied World Assurance Co. Holdings Ltd.	24,600	1,090,272
Aspen Insurance Holdings Ltd.	99,300	2,632,443
Axis Capital Holdings Ltd.	83,700	3,105,270
MBIA, Inc.	50,800	3,533,648
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Property & Casualty Insurance - continued
The Travelers Companies, Inc.	75,300	$ 4,073,730
XL Capital Ltd. Class A	22,800	1,777,944
		26,333,399
Reinsurance - 8.6%
Endurance Specialty Holdings Ltd.	340,570	12,744,129
Everest Re Group Ltd.	24,000	2,415,360
IPC Holdings Ltd.	74,966	2,247,481
Max Re Capital Ltd.	118,862	3,185,502
Montpelier Re Holdings Ltd.	37,300	681,098
PartnerRe Ltd.	14,500	1,044,290
Platinum Underwriters Holdings Ltd.	313,700	10,734,814
		33,052,674
TOTAL INSURANCE		115,387,498
REAL ESTATE INVESTMENT TRUSTS - 6.5%
Mortgage REITs - 0.3%
Annaly Capital Management, Inc.	63,600	1,011,876
Residential REITs - 1.8%
Equity Lifestyle Properties, Inc.	43,900	2,382,453
Equity Residential (SBI)	57,300	2,660,439
UDR, Inc.	69,600	2,090,784
		7,133,676
Retail REITs - 4.4%
CBL & Associates Properties, Inc.	24,292	1,104,071
Developers Diversified Realty Corp.	82,900	5,396,790
General Growth Properties, Inc.	117,600	7,508,760
Simon Property Group, Inc.	26,100	3,008,808
		17,018,429
TOTAL REAL ESTATE INVESTMENT TRUSTS		25,163,981
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Management & Development - 1.2%
Mitsubishi Estate Co. Ltd.	150,000	4,651,110
THRIFTS & MORTGAGE FINANCE - 8.7%
Thrifts & Mortgage Finance - 8.7%
BankUnited Financial Corp. Class A	85,600	1,853,240
Countrywide Financial Corp.	153,069	5,675,799
Fannie Mae	169,735	10,000,786

	Shares	Value
Freddie Mac	120,700	$ 7,818,946
Hudson City Bancorp, Inc.	208,575	2,778,219
MGIC Investment Corp.	29,600	1,823,656
Radian Group, Inc.	26,000	1,510,860
Washington Mutual, Inc.	46,900	1,968,862
		33,430,368
TOTAL COMMON STOCKS (Cost $278,987,619)		385,231,259
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 5.29% (b)	2,610,939	2,610,939
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	10,515,520	10,515,520
TOTAL MONEY MARKET FUNDS (Cost $13,126,459)		13,126,459
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $292,114,078)	398,357,718
NET OTHER ASSETS - (3.2)%	(12,204,974)
NET ASSETS - 100%	$ 386,152,744
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $905,240 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 83,402
Fidelity Securities Lending Cash Central Fund	37,398
Total	$ 120,800
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $292,855,778. Net unrealized appreciation aggregated $105,501,940, of which $106,900,351 related to appreciated investment securities and $1,398,411 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.800327.103

AFHC-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
BIOTECHNOLOGY - 14.2%
Biotechnology - 14.2%
3SBio, Inc. ADR	173,800	$ 1,755,380
Alexion Pharmaceuticals, Inc. (a)	12,100	506,506
Alnylam Pharmaceuticals, Inc. (a)	138,400	2,597,768
Amgen, Inc. (a)	464,500	29,793,030
Amylin Pharmaceuticals, Inc. (a)(d)	162,000	6,695,460
Celgene Corp. (a)	246,300	15,063,708
CytRx Corp. (a)	163,200	674,016
deCODE genetics, Inc. (a)(d)	470,662	1,760,276
Genentech, Inc. (a)	147,986	11,837,400
Gilead Sciences, Inc. (a)	190,200	15,543,144
GTx, Inc. (a)	162,417	3,168,756
Human Genome Sciences, Inc. (a)	57,800	622,506
Isis Pharmaceuticals, Inc. (a)	60,000	613,800
MannKind Corp. (a)	37,600	546,704
Medarex, Inc. (a)	174,200	2,384,798
Omrix Biopharmaceuticals, Inc.	113,355	4,024,103
OREXIGEN Therapeutics, Inc.	15,100	212,155
Transition Therapeutics, Inc. (a)	327,000	524,426
Trubion Pharmaceuticals, Inc.	58,052	995,011
Vertex Pharmaceuticals, Inc. (a)	70,000	2,151,800
		101,470,747
CHEMICALS - 1.6%
Diversified Chemicals - 0.4%
Bayer AG	37,700	2,577,926
Fertilizers & Agricultural Chemicals - 1.2%
Fertilizantes Fosfatados SA (PN)	71,400	1,652,388
Monsanto Co.	89,000	5,250,110
Potash Corp. of Saskatchewan, Inc.	8,700	1,561,824
		8,464,322
TOTAL CHEMICALS		11,042,248
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial & Professional Services - 0.4%
Healthcare Services Group, Inc.	105,409	2,951,452
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Service Corp. International	120,800	1,467,720
Weight Watchers International, Inc.	45,500	2,183,545
		3,651,265
FOOD PRODUCTS - 1.9%
Agricultural Products - 0.4%
Nutreco Holding NV	33,500	2,487,304
Packaged Foods & Meats - 1.5%
BioMar Holding AS	45,900	2,782,684
Cermaq ASA	105,800	1,867,279
China Mengniu Dairy Co. Ltd.	482,000	1,475,721
Groupe Danone	6,600	1,091,121

	Shares	Value
Koninklijke Numico NV	33,500	$ 1,854,164
Marine Harvest ASA (a)	1,710,000	1,851,041
		10,922,010
TOTAL FOOD PRODUCTS		13,409,314
HEALTH CARE EQUIPMENT & SUPPLIES - 16.4%
Health Care Equipment - 13.5%
Advanced Medical Optics, Inc. (a)(d)	85,100	3,440,593
ArthroCare Corp. (a)	70,800	2,921,208
Aspect Medical Systems, Inc. (a)	108,800	1,671,168
Baxter International, Inc.	190,030	10,761,399
Becton, Dickinson & Co.	229,300	18,043,617
C.R. Bard, Inc.	325,079	27,023,817
Cochlear Ltd.	33,500	1,765,184
Electro-Optical Sciences, Inc. (a)(e)	400,123	1,792,551
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(e)	60,018	99,402
Gen-Probe, Inc. (a)	140,500	7,180,955
Imaging Dynamics Co. Ltd. (a)	265,100	303,340
Intuitive Surgical, Inc. (a)(d)	15,288	1,982,242
Kyphon, Inc. (a)	73,000	3,402,530
NeuroMetrix, Inc. (a)	64,400	651,728
Northstar Neuroscience, Inc.	171,400	2,334,468
Respironics, Inc. (a)	76,800	3,130,368
Sirona Dental Systems, Inc.	27,535	908,930
Stereotaxis, Inc. (a)	208,290	2,168,299
The Spectranetics Corp. (a)	320,309	3,321,604
Thermogenesis Corp. (a)	1,041,034	3,539,516
		96,442,919
Health Care Supplies - 2.9%
Alcon, Inc.	1,200	161,916
Cooper Companies, Inc.	188,843	9,649,877
DJO, Inc. (a)	58,241	2,274,893
Inverness Medical Innovations, Inc. (a)	150,444	6,025,282
Inverness Medical Innovations, Inc. (a)(e)	14,543	582,447
Merit Medical Systems, Inc. (a)	161,222	1,858,890
		20,553,305
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		116,996,224
HEALTH CARE PROVIDERS & SERVICES - 21.7%
Health Care Distributors & Services - 2.9%
Cardinal Health, Inc.	130,900	9,156,455
Henry Schein, Inc. (a)	54,100	2,820,233
McKesson Corp.	149,200	8,777,436
		20,754,124
Health Care Facilities - 6.3%
Brookdale Senior Living, Inc. (d)	728,800	33,094,808
Bumrungrad Hospital PCL (For. Reg.)	1,167,300	1,611,226
Capital Senior Living Corp. (a)	286,900	3,330,909
Community Health Systems, Inc. (a)	46,900	1,725,920
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
Emeritus Corp. (a)	57,100	$ 1,881,445
Sun Healthcare Group, Inc. (a)	72,300	906,642
VCA Antech, Inc. (a)	63,620	2,508,537
		45,059,487
Health Care Services - 7.7%
Diagnosticos da America SA	48,500	1,048,546
Emergency Medical Services Corp. Class A (a)	47,200	1,580,256
Express Scripts, Inc. (a)	41,600	3,974,880
HAPC, Inc. unit	215,800	1,327,170
Health Grades, Inc. (a)	258,207	1,549,242
Healthways, Inc. (a)	758,633	32,181,212
HMS Holdings Corp. (a)	124,000	2,747,840
Medco Health Solutions, Inc. (a)	133,800	10,439,076
		54,848,222
Managed Health Care - 4.8%
Health Net, Inc. (a)	44,000	2,378,640
Humana, Inc. (a)	60,800	3,844,992
UnitedHealth Group, Inc.	431,409	22,890,562
WellPoint, Inc. (a)	64,700	5,109,359
		34,223,553
TOTAL HEALTH CARE PROVIDERS & SERVICES		154,885,386
HEALTH CARE TECHNOLOGY - 2.9%
Health Care Technology - 2.9%
Allscripts Healthcare Solutions, Inc. (a)(d)	39,700	1,050,065
Cerner Corp. (a)	269,000	14,321,560
Eclipsys Corp. (a)	68,867	1,290,568
Vital Images, Inc. (a)	69,000	2,129,340
WebMD Health Corp. Class A (a)(d)	42,289	2,199,028
		20,990,561
HOTELS, RESTAURANTS & LEISURE - 0.3%
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)	34,200	1,757,880
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Cybex International, Inc. (a)	419,597	2,773,536

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 4.4%
Life Sciences Tools & Services - 4.4%
Advanced Magnetics, Inc. (a)	73,107	$ 4,810,441
Affymetrix, Inc. (a)	75,916	1,994,313
Charles River Laboratories International, Inc. (a)	69,300	3,282,048
Covance, Inc. (a)	84,200	5,094,100
Exelixis, Inc. (a)	342,797	3,681,640
Illumina, Inc. (a)(d)	79,672	2,599,697
Millipore Corp. (a)	57,170	4,220,861
Pharmaceutical Product Development, Inc.	62,600	2,257,982
QIAGEN NV (a)	181,000	3,209,130
		31,150,212
PERSONAL PRODUCTS - 0.2%
Personal Products - 0.2%
Hengan International Group Co. Ltd.	490,000	1,565,986
PHARMACEUTICALS - 34.6%
Pharmaceuticals - 34.6%
Adams Respiratory Therapeutics, Inc. (a)(d)	96,800	3,630,968
Allergan, Inc.	263,550	31,942,260
Barr Pharmaceuticals, Inc. (a)	78,800	3,810,768
BioMimetic Therapeutics, Inc.	331,162	6,205,976
Bristol-Myers Squibb Co.	248,300	7,165,938
Cadence Pharmaceuticals, Inc. (d)	146,746	2,380,220
Cipla Ltd.	142,584	732,808
Collagenex Pharmaceuticals, Inc. (a)	95,500	1,309,305
Elan Corp. PLC sponsored ADR (a)	78,100	1,084,028
Endo Pharmaceuticals Holdings, Inc. (a)	93,500	2,892,890
Inyx, Inc. (a)	2,005,600	5,114,280
Javelin Pharmaceuticals, Inc. (a)	205,925	1,291,150
Johnson & Johnson	1,267,958	81,428,259
Merck & Co., Inc.	909,000	46,758,960
Pfizer, Inc.	934,520	24,727,399
Schering-Plough Corp.	182,900	5,803,417
Wyeth	323,920	17,977,560
Xenoport, Inc. (a)	53,000	2,272,110
		246,528,296
SOFTWARE - 0.2%
Systems Software - 0.2%
Quality Systems, Inc.	36,648	1,483,145
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Apparel, Accessories & Luxury Goods - 0.3%
Under Armour, Inc. Class A (sub. vtg.) (a)	38,100	1,924,050
TOTAL COMMON STOCKS (Cost $585,957,474)		712,580,302
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	37,929	$ 37,929
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	12,542,300	12,542,300
TOTAL MONEY MARKET FUNDS (Cost $12,580,229)		12,580,229
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $598,537,703)	725,160,531
NET OTHER ASSETS - (1.8)%	(12,593,701)
NET ASSETS - 100%	$ 712,566,830
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,474,400 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc.	11/1/06	$ 2,280,701
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 6
Inverness Medical Innovations, Inc.	2/8/06	$ 354,995
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 117,605
Fidelity Securities Lending Cash Central Fund	143,513
Total	$ 261,118
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $600,288,103. Net unrealized appreciation aggregated $124,872,428, of which $138,760,638 related to appreciated investment securities and $13,888,210 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Industrials Fund
(formerly Fidelity Advisor Cyclical Industries Fund)
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.800323.103

AFCY-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AEROSPACE & DEFENSE - 18.5%
Aerospace & Defense - 18.5%
DRS Technologies, Inc.	29,500	$ 1,484,145
General Dynamics Corp.	81,300	6,382,050
Honeywell International, Inc.	391,600	21,216,888
Raytheon Co.	133,900	7,169,006
United Technologies Corp.	356,000	23,898,280
		60,150,369
AIR FREIGHT & LOGISTICS - 4.1%
Air Freight & Logistics - 4.1%
C.H. Robinson Worldwide, Inc.	53,200	2,844,072
United Parcel Service, Inc. Class B	141,900	9,994,017
UTI Worldwide, Inc.	18,460	433,256
		13,271,345
AIRLINES - 1.1%
Airlines - 1.1%
UAL Corp. (a)(d)	53,900	1,800,260
US Airways Group, Inc. (a)	51,400	1,898,716
		3,698,976
AUTO COMPONENTS - 0.8%
Auto Parts & Equipment - 0.8%
Johnson Controls, Inc.	24,700	2,527,551
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Renault SA	13,000	1,698,054
BUILDING PRODUCTS - 1.7%
Building Products - 1.7%
Armstrong World Industries, Inc. (a)	34,300	1,749,300
Masco Corp.	136,000	3,700,560
		5,449,860
CHEMICALS - 2.2%
Fertilizers & Agricultural Chemicals - 0.5%
Agrium, Inc.	37,400	1,449,633
Industrial Gases - 1.2%
Airgas, Inc.	89,400	3,982,770
Specialty Chemicals - 0.5%
Minerals Technologies, Inc.	26,100	1,660,482
TOTAL CHEMICALS		7,092,885
COMMERCIAL SERVICES & SUPPLIES - 5.4%
Diversified Commercial & Professional Services - 2.6%
Cintas Corp.	79,500	2,978,865
The Brink's Co.	87,700	5,568,950
		8,547,815

	Shares	Value
Environmental & Facility Services - 2.8%
Allied Waste Industries, Inc.	296,000	$ 3,957,520
Waste Management, Inc.	134,400	5,027,904
		8,985,424
TOTAL COMMERCIAL SERVICES & SUPPLIES		17,533,239
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Harris Corp.	30,800	1,581,580
CONSTRUCTION & ENGINEERING - 5.7%
Construction & Engineering - 5.7%
Chicago Bridge & Iron Co. NV (NY Shares)	50,400	1,745,352
Fluor Corp.	46,000	4,398,520
Foster Wheeler Ltd. (a)	43,851	3,018,264
Granite Construction, Inc.	36,000	2,168,640
Jacobs Engineering Group, Inc. (a)	52,200	2,632,446
Quanta Services, Inc. (a)	1,500	41,235
Shaw Group, Inc. (a)	144,050	4,671,542
		18,675,999
ELECTRICAL EQUIPMENT - 7.9%
Electrical Components & Equipment - 6.3%
AMETEK, Inc.	65,900	2,390,852
Cooper Industries Ltd. Class A	119,100	5,926,416
Emerson Electric Co.	261,000	12,264,390
		20,581,658
Heavy Electrical Equipment - 1.6%
ABB Ltd. sponsored ADR	264,400	5,277,424
TOTAL ELECTRICAL EQUIPMENT		25,859,082
HOUSEHOLD DURABLES - 1.2%
Home Furnishings - 0.7%
Leggett & Platt, Inc. (d)	94,036	2,211,727
Household Appliances - 0.5%
Black & Decker Corp.	17,900	1,623,888
TOTAL HOUSEHOLD DURABLES		3,835,615
INDUSTRIAL CONGLOMERATES - 21.1%
Industrial Conglomerates - 21.1%
General Electric Co.	1,174,700	43,299,441
Siemens AG sponsored ADR	21,500	2,600,855
Textron, Inc.	45,125	4,587,859
Tyco International Ltd.	554,500	18,093,335
		68,581,490
MACHINERY - 12.3%
Construction & Farm Machinery & Heavy Trucks - 2.1%
Bucyrus International, Inc. Class A	13,600	853,264
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Cummins, Inc.	35,700	$ 3,290,112
Oshkosh Truck Co.	50,208	2,808,636
		6,952,012
Industrial Machinery - 10.2%
Danaher Corp.	145,500	10,358,145
Dover Corp.	106,000	5,100,720
Flowserve Corp.	62,300	3,800,923
IDEX Corp.	51,600	2,707,452
Illinois Tool Works, Inc. (d)	156,300	8,019,753
SPX Corp.	42,900	3,040,752
		33,027,745
TOTAL MACHINERY		39,979,757
MARINE - 0.9%
Marine - 0.9%
Kirby Corp. (a)	76,300	2,884,140
METALS & MINING - 4.4%
Aluminum - 0.6%
Alcoa, Inc.	59,100	2,097,459
Diversified Metals & Mining - 0.5%
Titanium Metals Corp.	44,300	1,529,679
Steel - 3.3%
Arcelor Mittal	49,100	2,622,922
Carpenter Technology Corp.	20,300	2,463,811
Reliance Steel & Aluminum Co. (d)	87,000	5,167,800
Steel Dynamics, Inc.	7,000	310,170
		10,564,703
TOTAL METALS & MINING		14,191,841
OIL, GAS & CONSUMABLE FUELS - 1.3%
Coal & Consumable Fuels - 1.3%
Massey Energy Co.	64,400	1,734,292
Peabody Energy Corp.	52,000	2,494,960
		4,229,252
PAPER & FOREST PRODUCTS - 0.3%
Forest Products - 0.3%
Louisiana-Pacific Corp.	44,400	875,124
ROAD & RAIL - 8.1%
Railroads - 4.8%
Burlington Northern Santa Fe Corp.	98,000	8,578,920
Union Pacific Corp.	60,600	6,923,550
		15,502,470
Trucking - 3.3%
Con-way, Inc.	36,600	1,999,458
Landstar System, Inc.	74,826	3,614,844

	Shares	Value
Old Dominion Freight Lines, Inc. (a)	58,401	$ 1,726,334
Ryder System, Inc.	67,300	3,542,672
		10,883,308
TOTAL ROAD & RAIL		26,385,778
TRADING COMPANIES & DISTRIBUTORS - 1.2%
Trading Companies & Distributors - 1.2%
UAP Holding Corp.	62,929	1,741,245
WESCO International, Inc. (a)	32,100	2,027,757
		3,769,002
TOTAL COMMON STOCKS (Cost $286,961,116)		322,270,939
Nonconvertible Bonds - 0.4%
Principal Amount
AIRLINES - 0.4%
Airlines - 0.4%
Delta Air Lines, Inc. 8.3% 12/15/29 (e) (Cost $1,586,113)	$ 2,690,000	1,412,250
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	108,952	108,952
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	12,992,150	12,992,150
TOTAL MONEY MARKET FUNDS (Cost $13,101,102)		13,101,102
Cash Equivalents - 1.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $3,268,000)	$ 3,268,465	3,268,000
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $304,916,331)	340,052,291
NET OTHER ASSETS - (4.6)%	(15,085,557)
NET ASSETS - 100%	$ 324,966,734
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Non-income producing - Issuer is in bankruptcy.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,268,000 due 5/1/07 at 5.12%
Banc of America Securities LLC	$ 499,181
Barclays Capital, Inc.	1,113,237
Fortis Securities LLC	713,613
Lehman Brothers, Inc.	941,969
$ 3,268,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 211,747
Fidelity Securities Lending Cash Central Fund	35,916
Total	$ 247,663
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $305,131,093. Net unrealized appreciation aggregated $34,921,198, of which $38,835,405 related to appreciated investment securities and $3,914,207 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.800329.103

ARE-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Commercial & Professional Services - 0.5%
The Geo Group, Inc. (a)	40,250	$ 2,060,800
HEALTH CARE PROVIDERS & SERVICES - 1.1%
Health Care Facilities - 1.1%
Brookdale Senior Living, Inc.	61,000	2,770,010
Capital Senior Living Corp. (a)	49,727	577,330
Sun Healthcare Group, Inc. (a)	70,900	889,086
TOTAL HEALTH CARE FACILITIES		4,236,426
HOTELS, RESTAURANTS & LEISURE - 2.7%
Hotels, Resorts & Cruise Lines - 2.7%
Hilton Hotels Corp.	47,900	1,628,600
Starwood Hotels & Resorts Worldwide, Inc.	139,200	9,329,184
TOTAL HOTELS, RESORTS & CRUISE LINES		10,957,784
REAL ESTATE INVESTMENT TRUSTS - 92.2%
REITs - Apartments - 14.3%
Archstone-Smith Trust	26,900	1,401,759
AvalonBay Communities, Inc.	76,400	9,340,664
BRE Properties, Inc. Class A	228,300	13,707,132
Equity Residential (SBI)	424,400	19,704,892
GMH Communities Trust	179,979	1,806,989
Home Properties, Inc.	198,200	11,039,740
TOTAL REITS - APARTMENTS		57,001,176
REITs - Factory Outlets - 2.3%
Tanger Factory Outlet Centers, Inc.	226,100	9,166,094
REITs - Hotels - 5.4%
Hersha Hospitality Trust	84,700	1,006,236
Host Hotels & Resorts, Inc.	640,094	16,412,010
Strategic Hotel & Resorts, Inc.	189,600	4,104,840
TOTAL REITS - HOTELS		21,523,086
REITs - Industrial Buildings - 17.0%
DCT Industrial Trust, Inc.	574,849	6,455,554
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
Duke Realty LP	404,710	$ 17,447,048
ProLogis Trust	347,223	22,500,050
Public Storage, Inc.	228,718	21,343,964
TOTAL REITS - INDUSTRIAL BUILDINGS		67,746,616
REITs - Malls - 16.1%
CBL & Associates Properties, Inc.	132,092	6,003,581
General Growth Properties, Inc.	424,199	27,085,106
Simon Property Group, Inc.	244,500	28,185,961
Taubman Centers, Inc.	53,900	3,021,095
TOTAL REITS - MALLS		64,295,743
REITs - Management/Investment - 1.8%
British Land Co. PLC	40,900	1,204,583
Equity Lifestyle Properties, Inc.	56,500	3,066,255
Mission West Properties, Inc.	120,100	1,755,862
Unibail (Reg.)	3,700	1,032,222
TOTAL REITS - MANAGEMENT/INVESTMENT		7,058,922
REITs - Mortgage - 3.5%
HomeBanc Mortgage Corp., Georgia	197,300	552,440
UDR, Inc.	452,600	13,596,104
TOTAL REITS - MORTGAGE		14,148,544
REITs - Office Buildings - 18.7%
Alexandria Real Estate Equities, Inc.	138,500	14,660,225
American Financial Realty Trust (SBI)	382,000	4,049,200
Boston Properties, Inc.	125,900	14,800,804
Corporate Office Properties Trust (SBI)	213,800	10,072,118
Highwoods Properties, Inc. (SBI)	189,600	7,731,888
Kilroy Realty Corp.	134,500	10,212,585
SL Green Realty Corp.	67,800	9,553,020
Sovran Self Storage, Inc.	61,902	3,420,705
TOTAL REITS - OFFICE BUILDINGS		74,500,545
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - 13.1%
Developers Diversified Realty Corp.	159,300	$ 10,370,430
Equity One, Inc.	38,200	1,066,926
Inland Real Estate Corp. (d)	334,100	6,077,279
Kimco Realty Corp.	188,990	9,084,749
Vornado Realty Trust (d)	215,650	25,582,560
TOTAL REITS - SHOPPING CENTERS		52,181,944
TOTAL REAL ESTATE INVESTMENT TRUSTS		367,622,670
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.1%
Real Estate Management & Development - 2.1%
Brookfield Properties Corp.	182,100	7,478,848
Thomas Properties Group, Inc.	53,800	923,746
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		8,402,594
TOTAL COMMON STOCKS (Cost $313,122,427)		393,280,274
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 5.29% (b)	8,196,739	8,196,739
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	22,005,600	22,005,600
TOTAL MONEY MARKET FUNDS (Cost $30,202,339)		30,202,339
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $343,324,766)		423,482,613
NET OTHER ASSETS - (6.2)%		(24,556,375)
NET ASSETS - 100%		$ 398,926,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 333,376
Fidelity Securities Lending Cash Central Fund	28,896
Total	$ 362,272
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $343,724,557. Net unrealized appreciation aggregated $79,758,056, of which $86,783,842 related to appreciated investment securities and $7,025,786 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.800330.103

AFTF-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Diversified Commercial & Professional Services - 0.5%
Equifax, Inc.	10,300	$ 409,940
Tele Atlas NV (a)(d)	180,406	3,717,349
		4,127,289
Human Resource & Employment Services - 0.1%
Kenexa Corp. (a)	20,400	631,584
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,758,873
COMMUNICATIONS EQUIPMENT - 29.4%
Communications Equipment - 29.4%
Adtran, Inc.	98,100	2,496,645
ADVA AG Optical Networking (a)	312,331	3,234,910
Alcatel-Lucent SA sponsored ADR (d)	925,800	12,266,850
Andrew Corp. (a)	172,500	1,883,700
AudioCodes Ltd. (a)	647,250	4,336,575
Avocent Corp. (a)	72,100	2,019,521
Balda AG	111,500	1,597,605
Ciena Corp. (a)	102,500	2,988,900
Cisco Systems, Inc. (a)	1,024,400	27,392,456
Comtech Group, Inc. (a)(d)	486,419	8,580,431
Comverse Technology, Inc. (a)	345,000	7,824,600
Corning, Inc. (a)	261,100	6,193,292
ECI Telecom Ltd. (a)	305,718	2,555,802
F5 Networks, Inc. (a)	114,700	8,806,666
Finisar Corp. (a)(d)	823,671	2,981,689
Foxconn International Holdings Ltd. (a)	130,000	393,861
Gemtek Technology Corp.	587,000	1,511,747
JDS Uniphase Corp. (a)	49,700	819,056
Juniper Networks, Inc. (a)	1,004,546	22,461,649
Mogem Co. Ltd.	309,043	4,019,454
Opnext, Inc.	171,751	2,304,898
Optium Corp.	213,652	3,803,006
OZ Optics Ltd. unit (a)(e)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	964,900	6,011,327
QUALCOMM, Inc.	977,600	42,818,881
Research In Motion Ltd. (a)	274,370	36,101,607
Riverbed Technology, Inc. (d)	27,200	867,952
Sonus Networks, Inc. (a)	709,000	5,480,570
		222,756,650
COMPUTERS & PERIPHERALS - 13.3%
Computer Hardware - 8.7%
Apple, Inc. (a)	340,855	34,017,329
Concurrent Computer Corp. (a)	2,073,564	3,193,289
Hewlett-Packard Co.	150,100	6,325,214
Palm, Inc. (a)(d)	212,400	3,585,312
Sun Microsystems, Inc. (a)	3,662,700	19,119,294
		66,240,438
Computer Storage & Peripherals - 4.6%
EMC Corp. (a)	402,700	6,112,986

	Shares	Value
Intermec, Inc. (a)	57,200	$ 1,277,276
Network Appliance, Inc. (a)	107,200	3,988,912
QLogic Corp. (a)	286,300	5,119,044
SanDisk Corp. (a)	359,500	15,620,275
STEC, Inc. (a)	320,100	2,573,604
		34,692,097
TOTAL COMPUTERS & PERIPHERALS		100,932,535
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Alternative Carriers - 0.0%
Aruba Networks, Inc.	9,800	133,966
Integrated Telecommunication Services - 0.1%
NeuStar, Inc. Class A (a)	12,300	353,748
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		487,714
ELECTRICAL EQUIPMENT - 1.0%
Electrical Components & Equipment - 1.0%
Evergreen Solar, Inc. (a)(d)	396,197	3,870,845
Q-Cells AG	1,200	87,280
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	111,200	4,034,336
		7,992,461
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.7%
Electronic Equipment & Instruments - 1.9%
Chi Mei Optoelectronics Corp.	2,066,000	2,328,595
China Security & Surveillance Tech, Inc. (a)	311,500	4,980,885
Chunghwa Picture Tubes LTD. (a)	7,265,000	1,766,340
Cogent, Inc. (a)	91,100	1,279,044
Cognex Corp.	13,600	293,080
Tektronix, Inc.	62,200	1,828,058
Vishay Intertechnology, Inc. (a)	119,800	1,994,670
		14,470,672
Electronic Manufacturing Services - 1.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	284,453	1,891,202
Jabil Circuit, Inc.	75,300	1,754,490
Molex, Inc.	91,500	2,734,020
Trimble Navigation Ltd. (a)	22,400	642,432
TTM Technologies, Inc. (a)	45,500	417,690
		7,439,834
Technology Distributors - 0.8%
Brightpoint, Inc. (a)	255,700	3,400,810
Mellanox Technologies Ltd.	800	13,272
Wolfson Microelectronics PLC (a)	402,000	2,479,658
		5,893,740
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		27,804,246
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
Directed Electronics, Inc. (a)	90,928	$ 911,099
Household Appliances - 0.0%
iRobot Corp. (a)	1,400	22,190
TOTAL HOUSEHOLD DURABLES		933,289
INTERNET SOFTWARE & SERVICES - 7.9%
Internet Software & Services - 7.9%
Akamai Technologies, Inc. (a)	25,600	1,128,448
DivX, Inc. (d)	32,400	653,184
Equinix, Inc. (a)	13,800	1,151,886
Google, Inc. Class A (sub. vtg.) (a)	78,150	36,838,347
Liquidity Services, Inc.	67,900	1,417,752
LivePerson, Inc. (a)	234,700	1,642,900
Marchex, Inc. Class B	151,060	1,932,057
Omniture, Inc. (d)	50,948	959,860
Openwave Systems, Inc. (a)(d)	585,793	4,305,579
RADVision Ltd. (a)	112,029	2,476,961
SAVVIS, Inc. (a)	47,400	2,444,418
Switch & Data Facilities Co., Inc.	2,600	47,658
WebSideStory, Inc. (a)(d)	418,895	4,674,868
		59,673,918
IT SERVICES - 2.2%
Data Processing & Outsourced Services - 1.0%
The Western Union Co.	348,700	7,340,135
IT Consulting & Other Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	37,700	3,370,380
Infosys Technologies Ltd. sponsored ADR	17,100	895,185
Isilon Systems, Inc.	44,900	548,229
RightNow Technologies, Inc. (a)(d)	211,548	3,143,603
Satyam Computer Services Ltd. sponsored ADR	49,000	1,219,120
		9,176,517
TOTAL IT SERVICES		16,516,652
MEDIA - 0.8%
Advertising - 0.8%
Focus Media Holding Ltd. ADR (a)(d)	169,200	6,260,400
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Management & Development - 0.2%
Move, Inc. (a)	295,625	1,371,700
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 30.6%
Semiconductor Equipment - 3.8%
ASML Holding NV (NY Shares) (a)	212,100	5,779,725
Axcelis Technologies, Inc. (a)	149,500	1,143,675
Credence Systems Corp. (a)	261,900	971,649
Eagle Test Systems, Inc.	75,000	1,295,250
EMCORE Corp. (a)(d)	222,198	1,099,880

	Shares	Value
Entegris, Inc. (a)	254,345	$ 2,980,923
FormFactor, Inc. (a)	64,100	2,646,689
ICOS Vision Systems NV (a)	9,100	424,939
MEMC Electronic Materials, Inc. (a)	57,800	3,172,064
PDF Solutions, Inc. (a)	18,300	205,509
Rudolph Technologies, Inc. (a)	42,920	741,228
Tessera Technologies, Inc. (a)	79,500	3,401,805
Varian Semiconductor Equipment Associates, Inc. (a)	35,550	2,359,098
Verigy Ltd.	92,880	2,347,078
		28,569,512
Semiconductors - 26.8%
Advanced Analog Technology, Inc.	282,000	2,281,190
Advanced Analogic Technologies, Inc. (a)	90,974	737,799
Advanced Micro Devices, Inc. (a)(d)	1,251,936	17,301,756
Advanced Semiconductor Engineering, Inc. sponsored ADR (a)(d)	527,600	3,065,356
Altera Corp.	251,100	5,659,794
AMIS Holdings, Inc. (a)	353,600	4,101,760
Applied Micro Circuits Corp. (a)	1,633,000	4,588,730
Atheros Communications, Inc. (a)	259,900	6,962,721
Atmel Corp. (a)	681,900	3,627,708
Broadcom Corp. Class A (a)	602,722	19,618,601
Chartered Semiconductor Manufacturing Ltd. (a)	1,702,000	1,590,864
Chartered Semiconductor Manufacturing Ltd. sponsored ADR (a)(d)	200,700	1,878,552
Cirrus Logic, Inc. (a)	194,756	1,612,580
Cypress Semiconductor Corp. (a)	273,700	6,245,834
Fairchild Semiconductor International, Inc. (a)	216,900	3,817,440
Global Mixed-Mode Tech, Inc.	271,000	2,562,321
Hittite Microwave Corp. (a)	102,400	4,626,432
Ikanos Communications, Inc. (a)	470,539	3,637,266
Infineon Technologies AG sponsored ADR (a)(d)	713,900	11,086,867
Lattice Semiconductor Corp. (a)	397,500	2,170,350
LSI Logic Corp. (a)	1,365,608	11,607,668
Marvell Technology Group Ltd. (a)	1,954,400	31,524,472
Maxim Integrated Products, Inc.	158,400	5,024,448
Micrel, Inc.	67,100	842,105
Micron Technology, Inc. (a)	164,400	1,885,668
Microsemi Corp. (a)	35,800	827,338
Mindspeed Technologies, Inc. (a)	1,657,646	3,729,704
Monolithic Power Systems, Inc. (a)	133,100	1,815,484
MoSys, Inc. (a)	32,100	278,949
NVIDIA Corp. (a)	25,200	828,828
Omnivision Technologies, Inc. (a)	30,800	416,416
Pericom Semiconductor Corp. (a)	37,400	374,374
PixArt Imaging, Inc.	193,000	2,346,205
PLX Technology, Inc. (a)	45,400	476,700
PMC-Sierra, Inc. (a)	311,500	2,407,895
Qimonda AG Sponsored ADR	184,300	2,709,210
RF Micro Devices, Inc. (a)	122,500	765,625
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Richtek Technology Corp.	422,000	$ 4,382,705
Samsung Electronics Co. Ltd.	4,570	2,794,825
Semtech Corp. (a)	225,600	3,253,152
Silicon Laboratories, Inc. (a)	64,500	2,116,245
Silicon Motion Technology Corp. sponsored ADR (a)	84,800	2,057,248
SiRF Technology Holdings, Inc. (a)	60,700	1,472,582
Supertex, Inc. (a)	30,800	1,008,700
Taiwan Semiconductor Manufacturing Co. Ltd.	932,000	1,921,880
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	289,100	3,047,114
Vimicro International Corp. sponsored ADR (a)	340,600	1,886,924
Volterra Semiconductor Corp. (a)	106,200	1,679,022
Xilinx, Inc.	71,200	2,098,976
Zoran Corp. (a)	32,500	645,450
		203,399,833
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		231,969,345
SOFTWARE - 8.8%
Application Software - 5.4%
Adobe Systems, Inc. (a)	47,000	1,953,320
Ansys, Inc. (a)	92,700	4,746,240
Informatica Corp. (a)	304,550	4,482,976
NAVTEQ Corp. (a)	109,456	3,870,364
Opsware, Inc. (a)(d)	959,383	7,703,845
Salesforce.com, Inc. (a)	296,800	12,465,600
Ulticom, Inc. (a)	621,226	5,311,482
		40,533,827
Home Entertainment Software - 0.4%
Nintendo Co. Ltd.	6,600	2,061,920
THQ, Inc. (a)	37,900	1,264,723
		3,326,643
Systems Software - 3.0%
Double-Take Software, Inc.	100	1,677
Microsoft Corp.	134,800	4,035,912
Red Hat, Inc. (a)	278,500	5,887,490
Sandvine Corp. (a)	1,492,900	6,321,858
Sandvine Corp. (U.K.)	1,446,700	6,190,173
Sourcefire, Inc.	1,300	15,561
		22,452,671
TOTAL SOFTWARE		66,313,141
TOTAL COMMON STOCKS (Cost $759,102,531)		747,770,924
Convertible Bonds - 0.2%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	$ 1,198,245
Money Market Funds - 6.2%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	989,857	989,857
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	45,688,343	45,688,343
TOTAL MONEY MARKET FUNDS (Cost $46,678,200)		46,678,200
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $807,050,731)	795,647,369
NET OTHER ASSETS - (5.1)%	(38,311,953)
NET ASSETS - 100%	$ 757,335,416
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,003,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 243,006
Fidelity Securities Lending Cash Central Fund	254,957
Total	$ 497,963
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $810,604,883. Net unrealized depreciation aggregated $14,957,514, of which $49,055,776 related to appreciated investment securities and $64,013,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

(formerly Fidelity® Advisor Telecommunications &
Utilities Growth Fund)

April 30, 2007

1.800331.103

AFUG-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Zoltek Companies, Inc. (a)(d)	24,500	$ 745,780
ELECTRIC UTILITIES - 44.3%
Electric Utilities - 44.3%
Allegheny Energy, Inc. (a)	80,100	4,282,146
American Electric Power Co., Inc.	222,900	11,194,038
Cleco Corp.	50,700	1,422,642
DPL, Inc.	141,100	4,423,485
Duke Energy Corp.	513,600	10,539,072
Edison International	110,700	5,795,145
Entergy Corp.	154,100	17,434,874
Exelon Corp.	292,900	22,087,590
FirstEnergy Corp.	154,800	10,594,512
FPL Group, Inc.	183,200	11,792,584
Great Plains Energy, Inc.	25,700	838,848
ITC Holdings Corp.	45,800	1,927,264
Northeast Utilities	98,700	3,175,179
Pepco Holdings, Inc.	119,000	3,512,880
PPL Corp.	195,400	8,521,394
Progress Energy, Inc.	97,500	4,928,625
Reliant Energy, Inc. (a)	157,300	3,503,071
Sierra Pacific Resources (a)	273,800	4,999,588
		130,972,937
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Itron, Inc. (a)	11,200	754,208
GAS UTILITIES - 3.9%
Gas Utilities - 3.9%
Equitable Resources, Inc.	57,300	2,980,173
ONEOK, Inc.	48,600	2,352,726
Questar Corp.	36,200	3,516,106
Southern Union Co. (d)	91,200	2,777,952
		11,626,957
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 19.3%
Independent Power Producers & Energy Traders - 19.3%
AES Corp. (a)	593,700	13,055,463
Constellation Energy Group, Inc.	208,300	18,563,696
Dynegy, Inc. (a)	175,400	1,650,514
Mirant Corp. (a)	118,900	5,335,043
NRG Energy, Inc. (d)	89,700	7,082,712
TXU Corp.	173,100	11,351,898
		57,039,326
MULTI-UTILITIES - 28.7%
Multi-Utilities - 28.7%
Alliant Energy Corp.	48,100	2,106,780
Ameren Corp.	72,700	3,821,839
CenterPoint Energy, Inc.	205,000	3,860,150

	Shares	Value
CMS Energy Corp.	226,690	$ 4,198,299
Dominion Resources, Inc.	161,500	14,728,800
DTE Energy Co.	61,100	3,091,049
Integrys Energy Group, Inc.	17,800	998,580
MDU Resources Group, Inc.	92,600	2,805,780
NiSource, Inc.	112,600	2,768,834
PG&E Corp. (d)	156,900	7,939,140
Public Service Enterprise Group, Inc.	176,600	15,267,070
Puget Energy, Inc.	93,500	2,414,170
Sempra Energy	211,500	13,426,020
Wisconsin Energy Corp.	148,900	7,264,831
		84,691,342
OIL, GAS & CONSUMABLE FUELS - 3.3%
Coal & Consumable Fuels - 0.8%
Cameco Corp.	47,200	2,198,612
Oil & Gas Storage & Transport - 2.5%
Spectra Energy Corp.	285,400	7,448,940
TOTAL OIL, GAS & CONSUMABLE FUELS		9,647,552
TOTAL COMMON STOCKS (Cost $241,887,758)		295,478,102
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 5.29% (b)	4,340,216	4,340,216
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	14,115,850	14,115,850
TOTAL MONEY MARKET FUNDS (Cost $18,456,066)		18,456,066
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $260,343,824)	313,934,168
NET OTHER ASSETS - (6.2)%	(18,427,774)
NET ASSETS - 100%	$ 295,506,394
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 177,682
Fidelity Securities Lending Cash Central Fund	42,943
Total	$ 220,625
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $260,359,757. Net unrealized appreciation aggregated $53,574,411, of which $53,796,304 related to appreciated investment securities and $221,893 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 22, 2007